Financial Instruments - Concentration of Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer	Dec. 31, 2015 customer
Concentration of Risk
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)	50.00%
Accounts receivable denominated in RMB	$ 285,681	$ 210,328
Current liabilities denominated in RMB	$ 1,272,800	971,283
Percentage of consolidated net assets that restricted net assets did not exceed (as a percent)	25.00%
Reclassification of convertible debt to current liabilities	$ 153,100
Exposure to credit loss | Cash, cash equivalents and short-term investments | China
Concentration of Risk
Cash, cash equivalents and short-term investments	$ 2,974,700	$ 1,532,200
Maximum term of original maturity of time deposits	12 months	12 months
Customer concentration risk | Consolidated net revenues benchmark | Customers
Concentration of Risk
Number of customers accounted for more than 10% | customer	0	0	1
Customer concentration risk | Consolidated net accounts receivables benchmark | Customers
Concentration of Risk
Number of customers accounted for more than 10% | customer	2	2
Customer concentration risk | Consolidated net accounts receivables benchmark | Customer A
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	15.00%	12.00%
Customer concentration risk | Consolidated net accounts receivables benchmark | Customer B
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	15.00%	19.00%
Currency concentration risk | Cash, cash equivalents and short-term investments | RMB
Concentration of Risk
Cash, cash equivalents and short-term investments	$ 1,164,900	$ 698,500
Percentage of benchmark derived from specified source (as a percent)	34.50%	38.90%
Currency concentration risk | Consolidated net accounts receivables benchmark | RMB
Concentration of Risk
Accounts receivable denominated in RMB	$ 284,500	$ 209,200
Currency concentration risk | Current liabilities | RMB
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	84.00%	93.00%
Current liabilities denominated in RMB	$ 1,074,600	$ 905,500